Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2013
Changes in Goodwill by Reportable Segment

Changes in goodwill by reportable segment for fiscal 2011, 2012 and 2013 are as follows:

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas	Total
Balance at March 31, 2010
Goodwill	¥1,202	¥282	¥18,536	¥7,329	¥4,452	¥44,683	¥76,484
Accumulated impairment losses	(912)	0	0	(4,498)	0	0	(5,410)

	290	282	18,536	2,831	4,452	44,683	71,074
Acquired	0	0	148	0	0	29,099	29,247
Impairment	(173)	0	0	0	0	0	(173)
Other (net)*	0	0	363	(1,334)	0	(4,387)	(5,358)

Balance at March 31, 2011
Goodwill	547	282	19,047	3,674	4,452	69,395	97,397
Accumulated impairment losses	(430)	0	0	(2,177)	0	0	(2,607)

	117	282	19,047	1,497	4,452	69,395	94,790
Acquired	380	0	44	14	0	3,586	4,024
Impairment	0	0	0	0	0	0	0
Other (net)*	0	0	(28)	(1,238)	0	(1,737)	(3,003)

Balance at March 31, 2012
Goodwill	754	282	19,063	312	4,452	71,244	96,107
Accumulated impairment losses	(257)	0	0	(39)	0	0	(296)

	497	282	19,063	273	4,452	71,244	95,811
Acquired	0	0	199	21,754	10,972	1,504	34,429
Impairment	0	0	0	0	0	0	0
Other (net)*	0	0	67	0	0	6,337	6,404

Balance at March 31, 2013
Goodwill	754	282	19,329	22,066	15,424	79,085	136,940
Accumulated impairment losses	(257)	0	0	(39)	0	0	(296)

	¥497	¥282	¥19,329	¥22,027	¥15,424	¥79,085	¥136,644

*	Other includes foreign currency translation adjustments and certain other reclassifications.

Other Intangible Assets

Other intangible assets at March 31, 2012 and 2013 consist of the following:

	Millions of yen
	2012	2013
Intangible assets not subject to amortization:
Trade names	¥18,062	¥21,714
Others	521	605

	18,583	22,319

Intangible assets subject to amortization:
Software	69,261	82,425
Customer relationships	5,552	17,054
Others	7,981	12,304

	82,794	111,783
Accumulated amortization	(49,017)	(58,384)

Net	33,777	53,399

	¥52,360	¥75,718